Derivative Liability (Details) - 12 months ended Dec. 31, 2017	CAD ($)	USD ($)
Derivative Liability [Abstract]
Balance, beginning
Warrants issued	3,469,421
Changes in fair value of derivative liabilities	186,269
Balance, ending	$ 3,655,690	$ 3,655,690